Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income before income tax	$ (3,006,247)	$ 1,343,369	$ 2,020,002
Statutory income tax rate		0.00%	0.00%
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	$ (292,662)	$ 373,655	$ 505,000
Effect of valuation allowance on deferred tax assets(1)	580,712
Tax effect of non-deductible expenditure	310,376	130,936	25,819
Recognition of deferred tax assets	(316,566)	(123,962)	(20,149)
Income tax expense	$ 281,860	$ 380,629	$ 510,670
CAYMAN ISLANDS
Statutory income tax rate	0.00%	0.00%	0.00%